Balance Sheet Components - Intangibles, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangibles, net
Total acquired intangibles	$ 1,118	$ 1,123
Less: accumulated amortization	(873)	(451)
Intangibles, net	245	672
Amortization expense	422,000	147,000
Intellectual properties
Intangibles, net
Total acquired intangibles	$ 1,118	943
Intangible assets in process
Intangibles, net
Total acquired intangibles		$ 180